New York, New York
January 11, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   PE Environmental Funding LLC
$1,000,000 Aggregate Amount of Senior Secured Sinking
Fund Environmental Control Bonds, Series A

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the “Commission”) is a registration statement on Form S-1, including exhibits thereto (the “Registration Statement”), of PE Environmental Funding LLC for the registration under the Securities Act of 1933, as amended, of up to $1,000,000 aggregate amount of Senior Secured Sinking Fund Environmental Control Bonds, Series A.

This filing on Form S-1 is related to another Form S-1 filing made on Friday, January 5, 2007 on behalf of MP Environmental Funding LLC (Registration No. 333-139820). Both PE Environmental Funding LLC and MP Environmental Funding LLC are subsidiaries of The Potomac Edison Company and Monongahela Power Company, respectively, each of which is a subsidiary of Allegheny Energy, Inc. The securities which are the subject of this Form S-1 registration statement and Registration No. 333-139820 are structurally similar and would be issued pursuant to the same West Virginia statute and Financing Order. The net proceeds of each offering will be used for the construction of the same environmental control equipment at Monongahela Power Company’s Fort Martin generation facility in West Virginia. We respectfully request that the Commission consider these two Form S-1 filings together.

The filing fee in the amount of $107 has been wired directly to the Commission’s account with Mellon Bank.

Very truly yours,

THELEN REID BROWN RAYSMAN & STEINER LLP,
Counsel to PE Environmental Funding LLC

By:	/s/ Robert J. Reger, Jr.
Robert J. Reger, Jr.